SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Accounting Policies [Abstract]
Foreign currency exchange rate, translation	7.84			7.84
Reversal of expected credit losses			$ 4,290
Impairment of long-lived assets		0	0
Customer deposits	$ 355,202			$ 2,784,787	$ 10,504
Uncertain tax positions		$ 0	$ 0
Unrecognized uncertain tax positions				$ 0	$ 0